Notes Payable (Details) - Schedule of notes payable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 11, 2020
Debt Instrument [Line Items]
Outstanding principal, Total	$ 2,401,509	$ 1,358,211	$ 1,434,576
Less: Debt Discount	(614,410)	(15,547)
Less: Debt Issuance Costs
Outstanding Principal, Total	1,787,099	1,342,664	1,434,576
Less: Current Debt	(1,758,179)	(1,278,672)	(1,221,539)
Total Long-Term Debt	28,920	63,992	213,037
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 198,577	198,577	$ 282,432
Interest Rate	1.00%		1.00%
Maturity Date	May 2022		May 2022
The First December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 47,990	185,655
Interest Rate	10.00%		10.00%
Maturity Date	June 2023		June 2023
The Second December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total		313,979
Interest Rate	14.00%
Maturity Date	June 2022
First Denver Bodega LLC Loan [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 44,008
Interest Rate	5.00%
Maturity Date	March 2025
The Third May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 16,169
Interest Rate
Maturity Date	November 2022
The Fourth May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 30,558
Interest Rate
Maturity Date	November 2022
The First August 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 129,634
Interest Rate	14.00%
Maturity Date	November 2022
The Second August 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 646,100
Interest Rate
Maturity Date	January 2023
The First September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 87,884
Interest Rate
Maturity Date	September 2023
The Second September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 848,625
Interest Rate
Maturity Date	May 2023
The Third September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding principal, Total	$ 351,964
Interest Rate
Maturity Date	April 2023
Seller’s Choice Note [Member]
Debt Instrument [Line Items]
Outstanding principal, Total		$ 660,000	$ 660,000
Interest Rate	30.00%		30.00%	9.50%
Maturity Date	September 2020		September 2020